Advisors Capital US Dividend Fund
		Schedule of Investments
		December 31, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
14,100	Honeywell International Inc.			$ 2,956,911	1.91%

Auto Controls for Regulating Residential & Commercial Environments
7,500	Trane Technologies PLC (Ireland)			1,829,250	1.18%

Ball & Roller Bearings
17,900	The Timken Company			1,434,685	0.93%

Electric Services
45,700	NextEra Energy, Inc.			2,775,818	1.80%

Electromedical & Electrotherapeutic Apparatus
32,300	Medtronic PLC (Ireland)			2,660,874	1.72%

Electronic Computers
38,400	Apple Inc.			7,393,152	4.79%

Farm Machinery & Equipment
8,300	Deere & Company			3,318,921	2.15%

Guided Missiles & Space Vehicles & Parts
8,400	Lockheed Martin Corporation			3,807,216	2.46%

Hospital & Medical Service Plans
5,500	UnitedHealth Group Incorporated			2,895,585	1.87%

Industrial Inorganic Chemicals
7,400	Air Products and Chemicals, Inc.			2,026,120	1.31%

Insurance Agents, Brokers & Service
9,600	Aon PLC - Class A (Ireland)			2,793,792	1.81%

Investment Advice
33,800	Blackstone Inc.			4,425,096	2.86%

Measuring & Controlling Devices, NEC
8,100	Thermo Fisher Scientific Inc.			4,299,399	2.78%

Miscellaneous Food Preparations & Kindred Products
127,700	Utz Brands, Inc. - Class A			2,073,848	1.34%

Miscellaneous Industrial & Commercial Machinery & Equipment
12,800	Eaton Corporation PLC (Ireland)			3,082,496	2.00%

National Commercial Banks
20,100	JPMorgan Chase & Co.			3,419,010
78,100	Truist Financial Corporation			2,883,452
55,500	Wells Fargo & Company			2,731,710
				9,034,172	5.85%

Natural Gas Transmission
92,300	The Williams Companies, Inc.			3,214,809	2.08%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,600	STERIS PLC (Ireland)			2,550,260	1.65%

Petroleum Refining
24,000	Chevron Corporation			3,579,840	2.32%

Pharmaceutical Preparations
26,600	Abbott Laboratories			2,927,862
25,300	Johnson & Johnson			3,965,522
49,000	Pfizer, Inc.			1,410,710
17,400	Zoetis Inc. - Class A			3,434,238
				11,738,332	7.60%

Radio & TV Broadcasting & Communications Equipment
22,000	QUALCOMM Incorporated			3,181,860	2.06%

Retail - Drug Stores and Proprietary Stores
28,400	CVS Health Corporation			2,242,464	1.45%

Retail - Family Clothing Stores
14,000	Ross Stores, Inc.			1,937,460	1.25%

Retail - Lumber & Other Building Materials Dealers
8,800	The Home Depot, Inc.			3,049,640	1.97%

Retail - Retail Stores, NEC
4,100	Ulta Beauty, Inc. *			2,008,959	1.30%

Retail - Variety Stores
4,100	Costco Wholesale Corp.			2,706,328	1.75%

Security & Commodity Brokers, Dealers, Exchanges & Services
11,300	CME Group Inc. - Class A			2,379,780	1.54%

Security Brokers, Dealers & Flotation Companies
4,000	BlackRock, Inc.			3,247,200	2.10%

Semiconductors & Related Devices
5,000	Broadcom Inc.			5,581,250
15,600	Texas Instruments Incorporated			2,659,176
				8,240,426	5.33%

Services - Amusements & Recreation Services
121,000	Universal Music Group N.V. ADR			1,729,090	1.12%

Services - Business Services, NEC
13,200	Accenture PLC - Class A (Ireland)			4,632,012
7,600	MasterCard Incorporated - Class A			3,241,476
				7,873,488	5.10%

Services - Computer Programming, Data Processing, Etc.
39,400	Alphabet, Inc. - Class A *			5,503,786	3.56%

Services - Miscellaneous Amusements & Recreation
21,500	The Walt Disney Company *			1,941,235	1.26%

Services - Prepackaged Software
4,500	Adobe, Inc. *			2,684,700
23,800	Microsoft Corporation			8,949,752
27,900	Oracle Corporation			2,941,497
				14,575,949	9.44%

Wholesale - Electronic Parts & Equipment, NEC
21,000	TE Connectivity Ltd. (Switzerland)			2,950,500	1.91%

Wholesale - Miscellaneous Durable Goods
4,900	Pool Corporation			1,953,679	1.27%

Total for Common Stocks (Cost - $125,799,104)				143,412,420	92.83%

REAL ESTATE INVESTMENT TRUSTS
24,500	Prologis, Inc.			3,265,850	2.11%
Total for Real Estate Investment Trusts (Cost $3,003,449)

MONEY MARKET FUNDS
7,638,579	Fidelity® Investments Money Market - Government Portfolio -
	Class I 5.25% **			7,638,579	4.95%
	(Cost - $7,638,579)

	Total Investments			154,316,849	99.89%
	(Cost - $136,441,132)

	Other Assets in Excess of Liabilities			174,989	0.11%

	Net Assets			$154,491,838	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2023, was $136,441,132. At December 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation		$ 22,169,932
		Unrealized Depreciation		(4,294,215)
		Unrealized Appreciation		$ 17,875,717

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the "Trustees" or the "Board"). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2023:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$143,412,420	$ -	$ -	$143,412,420
Real Estate Investment Trusts		3,265,850	-	-	3,265,850
Money Market Funds		7,638,579	-	-	7,638,579
Total		$154,316,849	$ -	$ -	$154,316,849

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2023.